Events after the reporting date (Details)		3 Months Ended
	Apr. 04, 2023 shares $ / shares	Mar. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of share options outstanding in share-based payment arrangement (in shares)		13,118,656	10,755,494
Number of awards, Granted (in shares)		2,830,741
Share-Based Compensation
Disclosure of non-adjusting events after reporting period [line items]
Number of share options outstanding in share-based payment arrangement (in shares)	2,200,000
Number of awards, Granted (in shares)	900,000
Strike price (in USD per share) | $ / shares	$ 2.06
Share-Based Compensation | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of outstanding share options | $ / shares	48.77
Share-Based Compensation | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of outstanding share options | $ / shares	$ 8.12